RETIREMENT PLANS (Details Narrative) - Spetner Associates Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension expense	$ 1,542	$ 401,713
Pension contributions cash balance plan asset	781,600	169,969
Defined benefit plan held assets	1,379,210	1,324,225
Accumulated benefits under the defined Benefit blan	1,046,767	1,045,225
Cash balance plan net assets	332,443	279,000
Unrealized gain (loss) in fair value of plan assets	(726,615)	661,512
Profit sharing plan liability	131,201	308,637
Employer contributions	$ 177,436	$ 100,553